INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%
Other carryforward	$ 565
Deferred Tax Assets, Valuation Allowance	21,121	$ 18,480
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	16,159	13,829
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	15,436
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	19,165
Deferred Tax Assets, Valuation Allowance	4,962	$ 4,651
Parent Company [Member] | Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	$ 43,104